CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2023
CONVERTIBLE PROMISSORY NOTES [Abstract]
Convertible Promissory Notes
As of December 31, 2023 and 2022, none of the of the Notes outstanding were called.

(in thousands)	December 31, 2023	December 31, 2022
Convertible Promissory Notes
Notes 1 to 7	$5,340.0	$5,340.0
Notes 8 to 12	17,500.0	17,500.0
Notes 13 to 20	17,860.0	15,360.0
	40,700.0	38,200.0
Debt Issuance costs	(240.0)	(240.0)
Nominal value of Convertible Promissory Notes	40,460.0	37,960.0
Derivative liability Component	(37,234.8)	(36,528.7)
Liability component at date of issue	3,225.2	1,431.3
Interest charged	42,121.8	2,692.6
Interest paid	—	—
Total Liability component	$45,347.0	$4,123.9
Less: Short-term liability component	(41,818.8)	(4,123.9)
Long-term liability component at December 31, 2023 and December 31, 2022	$3,528.2	$—
(in thousands)	December 31, 2023	December 31, 2022
Embedded feature Component
Derivative liability Component	$37,234.8	$36,528.7
Change in fair value of Embedded derivative	(18,832.0)	(21,623.4)
Total Derivative Liability Component	18,402.8	14,905.3
Less: Short-term Derivative Liability Component	(17,282.5)	(14,905.3)
Long-term derivative liability component at December 31, 2023 and December 31, 2022	$1,120.3	$—